Short Term Investments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Bottom of range [member]
Disclosure Of Short Term Investments [Line Items]
Maturity period of short term deposits	3 months
Investment interest rates	2.45%	5.00%
Top of range [member]
Disclosure Of Short Term Investments [Line Items]
Maturity period of short term deposits	12 months
Investment interest rates	5.00%	5.41%